ADMINISTRATIVE AND GENERAL EXPENSES:	12 Months Ended
Dec. 31, 2022
ADMINISTRATIVE AND GENERAL EXPENSES:
ADMINISTRATIVE AND GENERAL EXPENSES:

NOTE 23 — ADMINISTRATIVE AND GENERAL EXPENSES:

	For the year ended
	December 31,	December 31,	December 31,
	2022	2021	2020
Salaries and related expenses	8,175	3,233	1,440
Depreciation and overheads	132	240	273
Other expenses	942	262	899
Total	9,249	3,735	2,612